Senior Secured Convertible Notes, Related Party (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jan. 11, 2023
Senior Secured Convertible Notes Related Party
Face value principle payment	$ 11,133	$ 11,133
Conversion Price	$ 0.78	$ 0.78	$ 0.25
Maturity Date	Dec. 31, 2024	Dec. 31, 2024
Interest rate	10.00%	10.00%
Discount rate	27.30%	27.30%
Valuation technique	PWERM	PWERM
Fair Value	$ 9,442	$ 10,008